Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Loans and borrowings
Summary of loans and borrowings

Loans and borrowings	As of December 31,
in €‘000	2023	2022
Current portion of loans and borrowings
Bank loans and overdrafts	49	59
Lease liabilities (Note 15)	9,537	7,302
	9,586	7,361
Non - current portion of loans and borrowings
Bank loans	145	772
Lease liabilities (Note 15)	40,414	14,712
	40,559	15,484
Total	50,145	22,845

Summary of senior secured net leverage ratio on excess cash flow

Excess Cash Flow prepayment
Senior Secured Net Leverage Ratio	percentage
Greater than 5.00:1	50%
Equal to or less than 5.00:1 but greater than 4.50:1	25%
Equal to or less than 4.50:1	0%

Summary of bank loans and bank overdrafts

Financial debt movements and change in bank overdrafts	Loans	Loans
in €‘000	non-current	current	Overdrafts	Total
Balance as of January 1, 2022	411,379	—	73	411,452
Addition	219	6	—	225
Transaction costs related to borrowing costs	(1,100)	—	—	(1,100)
Payment of loans and borrowings	(420,682)	(3)	(23)	(420,708)
Amortization of borrowing costs	8,057	—	—	8,057
Reclassification of borrowing costs	2,846	—	—	2,846
Foreign currency rate adjustment	53	—	6	59
Balance as of December 31, 2022	772	3	56	831
Payment of loans and borrowings	(620)	—	(7)	(627)
Addition	—	2	—	2
Foreign currency rate adjustment	(7)	—	(5)	(12)
Balance as of December 31, 2023	145	5	44	194

Senior Facilities Agreement | Senior Secured Term Loan Facility
Loans and borrowings
Summary of senior secured net leverage ratio

Senior Secured Net Leverage Ratio	Facility B Margin (% per annum)
Greater than 4.50:1.00	4.25
Greater than 4.00:1.00 but equal to or less than 4.50:1.00	4.00
Greater than 3.50:1.00 but equal to or less than 4.00:1.00	3.75
Equal to or less than 3.50:1.00	3.50

Senior Facilities Agreement | Multicurrency Revolving Credit Facility
Loans and borrowings
Summary of senior secured net leverage ratio

Senior Secured Net Leverage Ratio	RCF Margin (% per annum)
Greater than 4.50:1.00	3.75
Greater than 4.00:1.00 but equal to or less than 4.50:1.00	3.50
Greater than 3.50:1.00 but equal to or less than 4.00:1.00	3.25
Greater than 3.00:1.00 but equal to or less than 3.50:1.00	3.00
Equal to or less than 3.00:1.00	2.75